Cover	Feb. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 12, 2026
Entity Registrant Name	CERENCE INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39030
Entity Tax Identification Number	83-4177087
Entity Address, Address Line One	25 Mall Road
Entity Address, Address Line Two	Suite 416
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	857
Local Phone Number	362-7300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	CRNC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001768267
Amendment Flag	false